Segment and corporate information (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Segment and corporate information
Revenue from health care services	€ 3,606,807	€ 3,325,459
Revenue from health care products	941,562	884,666
Revenue	4,548,369	4,210,125
Operating income	347,668	474,253
Interest	(69,097)	(76,072)
Income before income taxes	278,571	398,181
Depreciation and amortization	(414,166)	(387,906)
Impairment loss	(4,791)	(296)
Income (loss) from equity method investees	10,487	27,756
Total assets	34,724,126	33,158,539	€ 34,366,558
thereof investments in equity method investees	798,947	726,595	€ 786,905
Additions of property, plant and equipment, intangible assets and right of use assets	279,060	360,269
Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	3,492,515	3,233,136
Revenue from health care products	911,982	849,620
Revenue	4,404,497	4,082,756
Other revenue
Segment and corporate information
Revenue from health care services	114,292	92,323
Revenue from health care products	29,580	35,046
Revenue	143,872	127,369
Total Segment
Segment and corporate information
Revenue	4,535,506	4,198,636
Operating income	475,197	570,329
Depreciation and amortization	(345,308)	(324,730)
Impairment loss	(3,936)	(296)
Income (loss) from equity method investees	10,487	27,756
Total assets	30,724,452	29,364,053
thereof investments in equity method investees	798,947	726,595
Additions of property, plant and equipment, intangible assets and right of use assets	228,213	302,644
Total Segment | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	3,484,487	3,225,919
Revenue from health care products	907,147	845,348
Revenue	4,391,634	4,071,267
Total Segment | Other revenue
Segment and corporate information
Revenue	143,872	127,369
North America Segment
Segment and corporate information
Revenue	3,170,611	2,898,829
Operating income	303,943	398,503
Depreciation and amortization	(260,438)	(239,783)
Impairment loss	(3,394)	(296)
Income (loss) from equity method investees	16,163	27,391
Total assets	22,986,219	21,947,496
thereof investments in equity method investees	488,067	390,805
Additions of property, plant and equipment, intangible assets and right of use assets	159,998	220,534
North America Segment | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	2,774,332	2,550,966
Revenue from health care products	277,533	251,804
Revenue	3,051,865	2,802,770
North America Segment | Other revenue
Segment and corporate information
Revenue	118,746	96,059
EMEA Segment
Segment and corporate information
Revenue	674,276	669,606
Operating income	61,269	79,890
Depreciation and amortization	(46,928)	(50,344)
Impairment loss	(500)
Income (loss) from equity method investees	(6,235)	(406)
Total assets	3,863,261	3,840,853
thereof investments in equity method investees	182,179	206,985
Additions of property, plant and equipment, intangible assets and right of use assets	39,065	48,576
EMEA Segment | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	344,423	332,461
Revenue from health care products	322,661	319,011
Revenue	667,084	651,472
EMEA Segment | Other revenue
Segment and corporate information
Revenue	7,192	18,134
Asia-Pacific Segment
Segment and corporate information
Revenue	507,133	471,186
Operating income	98,848	85,296
Depreciation and amortization	(27,048)	(25,662)
Impairment loss	(42)
Income (loss) from equity method investees	220	726
Total assets	3,013,462	2,838,318
thereof investments in equity method investees	103,097	103,171
Additions of property, plant and equipment, intangible assets and right of use assets	21,102	20,790
Asia-Pacific Segment | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	235,873	227,813
Revenue from health care products	254,005	230,748
Revenue	489,878	458,561
Asia-Pacific Segment | Other revenue
Segment and corporate information
Revenue	17,255	12,625
Latin America Segment
Segment and corporate information
Revenue	183,486	159,015
Operating income	11,137	6,640
Depreciation and amortization	(10,894)	(8,941)
Income (loss) from equity method investees	339	45
Total assets	861,510	737,386
thereof investments in equity method investees	25,604	25,634
Additions of property, plant and equipment, intangible assets and right of use assets	8,048	12,744
Latin America Segment | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	129,859	114,679
Revenue from health care products	52,948	43,785
Revenue	182,807	158,464
Latin America Segment | Other revenue
Segment and corporate information
Revenue	679	551
Corporate
Segment and corporate information
Revenue	12,863	11,489
Operating income	(127,529)	(96,076)
Depreciation and amortization	(68,858)	(63,176)
Impairment loss	(855)
Total assets	3,999,674	3,794,486
Additions of property, plant and equipment, intangible assets and right of use assets	50,847	57,625
Corporate | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	8,028	7,217
Revenue from health care products	4,835	4,272
Revenue	12,863	11,489
Operating Segments | Total Segment
Segment and corporate information
Revenue	4,540,714	4,209,867
Operating Segments | North America Segment
Segment and corporate information
Revenue	3,174,604	2,910,004
Operating Segments | EMEA Segment
Segment and corporate information
Revenue	674,276	669,606
Operating Segments | Asia-Pacific Segment
Segment and corporate information
Revenue	507,197	471,242
Operating Segments | Latin America Segment
Segment and corporate information
Revenue	184,637	159,015
Operating Segments | Corporate
Segment and corporate information
Revenue	7,655	258
Inter-segment | Total Segment
Segment and corporate information
Revenue	(5,208)	(11,231)
Inter-segment | North America Segment
Segment and corporate information
Revenue	(3,993)	(11,175)
Inter-segment | Asia-Pacific Segment
Segment and corporate information
Revenue	(64)	(56)
Inter-segment | Latin America Segment
Segment and corporate information
Revenue	(1,151)
Inter-segment | Corporate
Segment and corporate information
Revenue	€ 5,208	€ 11,231